Inventories (Tables)	12 Months Ended
Dec. 31, 2014
Inventories (Tables) [Abstract]
Inventory Disclosure Tables [Text Block]
	2014	2013
Finished goods	$677,110	$640,355
Raw materials and purchased components	197,920	185,146
Health care supplies	170,614	195,519
Work in process	69,910	76,084
Inventories	$1,115,554	$1,097,104